Pioneer Intrinsic Value Fund
Schedule of Investments  |  December 31, 2023

A: PISVX	C: PVCCX	Y: PISYX

Schedule of Investments  |  12/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 101.8%
	Common Stocks — 99.9% of Net Assets
	Air Freight & Logistics — 2.0%
134	FedEx Corp.	$ 33,898
	Total Air Freight & Logistics	$33,898

	Automobile Components — 1.2%
145	Lear Corp.	$ 20,475
	Total Automobile Components	$20,475

	Banks — 14.2%
2,499	Bank of America Corp.	$ 84,141
769	Citizens Financial Group, Inc.	25,485
140	JPMorgan Chase & Co.	23,814
758	Truist Financial Corp.	27,986
1,601	Wells Fargo & Co.	78,801
	Total Banks	$240,227

	Biotechnology — 3.2%
354	AbbVie, Inc.	$ 54,859
	Total Biotechnology	$54,859

	Broadline Retail — 1.6%
634	eBay, Inc.	$ 27,655
	Total Broadline Retail	$27,655

	Capital Markets — 5.3%
608	Charles Schwab Corp.	$ 41,830
610	State Street Corp.	47,251
	Total Capital Markets	$89,081

	Chemicals — 3.0%
666	Dow, Inc.	$ 36,523
383	Mosaic Co.	13,685
	Total Chemicals	$50,208

	Communications Equipment — 3.6%
1,204	Cisco Systems, Inc.	$ 60,826
	Total Communications Equipment	$60,826

	Consumer Finance — 1.7%
256	Discover Financial Services	$ 28,774
	Total Consumer Finance	$28,774

1Pioneer Intrinsic Value Fund |  | 12/31/23

Shares		Value
	Consumer Staples Distribution & Retail — 2.9%
200	Target Corp.	$ 28,484
799	Walgreens Boots Alliance, Inc.	20,862
	Total Consumer Staples Distribution & Retail	$49,346

	Containers & Packaging — 0.9%
419	Sealed Air Corp.	$ 15,302
	Total Containers & Packaging	$15,302

	Electric Utilities — 2.5%
528	American Electric Power Co., Inc.	$ 42,884
	Total Electric Utilities	$42,884

	Energy Equipment & Services — 1.0%
469	Halliburton Co.	$ 16,954
	Total Energy Equipment & Services	$16,954

	Financial Services — 1.6%
450(a)	PayPal Holdings, Inc.	$ 27,635
	Total Financial Services	$27,635

	Food Products — 3.6%
619	Campbell Soup Co.	$ 26,759
624	Kellanova	34,888
	Total Food Products	$61,647

	Health Care Providers & Services — 5.9%
220	Cardinal Health, Inc.	$ 22,176
95	Elevance Health, Inc.	44,798
118	HCA Healthcare, Inc.	31,940
	Total Health Care Providers & Services	$98,914

	Insurance — 4.5%
501	American International Group, Inc.	$ 33,943
188	Chubb, Ltd.	42,488
	Total Insurance	$76,431

	IT Services — 3.4%
350	International Business Machines Corp.	$ 57,243
	Total IT Services	$57,243

	Machinery — 3.5%
148	Deere & Co.	$ 59,181
	Total Machinery	$59,181

Pioneer Intrinsic Value Fund |  | 12/31/232

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Shares		Value
	Media — 4.1%
1,278	Comcast Corp., Class A	$ 56,040
427	Fox Corp., Class A	12,669
	Total Media	$68,709

	Metals & Mining — 2.5%
549	Freeport-McMoRan, Inc.	$ 23,371
69	Reliance Steel & Aluminum Co.	19,298
	Total Metals & Mining	$42,669

	Oil, Gas & Consumable Fuels — 11.5%
791	BP Plc (A.D.R.)	$ 28,001
1,275	Coterra Energy, Inc.	32,538
727	Exxon Mobil Corp.	72,686
920	Shell Plc (A.D.R.)	60,536
	Total Oil, Gas & Consumable Fuels	$193,761

	Pharmaceuticals — 4.4%
1,656	Pfizer, Inc.	$ 47,676
530	Sanofi S.A. (A.D.R.)	26,357
	Total Pharmaceuticals	$74,033

	Semiconductors & Semiconductor Equipment — 1.4%
267	Micron Technology, Inc.	$ 22,786
	Total Semiconductors & Semiconductor Equipment	$22,786

	Specialty Retail — 2.9%
12(a)	AutoZone, Inc.	$ 31,027
230	Best Buy Co., Inc.	18,005
	Total Specialty Retail	$49,032

	Technology Hardware, Storage & Peripherals — 2.2%
2,194	Hewlett Packard Enterprise Co.	$ 37,254
	Total Technology Hardware, Storage & Peripherals	$37,254

	Trading Companies & Distributors — 5.3%
789(a)	AerCap Holdings NV	$ 58,639
164	Ferguson Plc	31,663
	Total Trading Companies & Distributors	$90,302

	Total Common Stocks (Cost $1,555,491)	$1,690,086

3Pioneer Intrinsic Value Fund |  | 12/31/23

Shares		Value

	SHORT TERM INVESTMENTS — 1.9% of Net Assets
	Open-End Fund — 1.9%
32,943(b)	Dreyfus Government Cash Management, Institutional Shares, 5.25%	$ 32,943
		$32,943

	TOTAL SHORT TERM INVESTMENTS (Cost $32,943)	$32,943

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.8% (Cost $1,588,434)	$1,723,029
	OTHER ASSETS AND LIABILITIES — (1.8)%	$(30,722)
	net assets — 100.0%	$1,692,307

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2023.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,690,086	$—	$—	$1,690,086
Open-End Fund	32,943	—	—	32,943
Total Investments in Securities	$1,723,029	$—	$—	$1,723,029
During the period ended December 31, 2023, there were no transfers in or out of Level 3.
Pioneer Intrinsic Value Fund |  | 12/31/234